Convertible notes payable (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 20, 2022 $ / shares	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Oct. 25, 2022 USD ($)	Oct. 25, 2022 CNY (¥)
Convertible notes payable
Issuance costs		¥ 7,041	$ 1,225	¥ 8,449
Convertible notes payable
Convertible notes payable
Aggregate principal amount					$ 65,000	¥ 459,410
Interest rate (in percent)					5.00%	5.00%
Conversion price	$ 11.50
Internal rate of return (in percent)	9.00%